Inventory (Tables)	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory
As of June 30, 2020, December 31, 2019 and 2018, inventory is comprised of the following:

	As of June 30,	As of December 31,
	2020	2019	2018
	(Unaudited)
	(In thousands)
Raw Materials	$24,923	$22,578	$20,940
Work in-progress	3,682	4,239	2,348
Total inventory	$28,605	$26,817	$23,288